Segment Information	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Segment Information	Segment Information
We report our results of operations consistent with the manner in which our chief operating decision makers review the business to assess performance and allocate resources.
We report our results of operations as five reportable segments:
•Individual Retirement – consists of fixed annuities, fixed index annuities, variable annuities and retail mutual funds. On February 8, 2021, we announced the execution of a definitive agreement with Touchstone to sell certain assets of our retail mutual funds business. This Touchstone transaction closed on July 16, 2021. For further information on this sale, see Note 1 to our audited annual consolidated financial statements.
•Group Retirement – consists of record-keeping, plan administrative and compliance services, financial planning and advisory solutions offered in-plan, along with proprietary and limited non-proprietary annuities, advisory and brokerage products offered out-of-plan.
•Life Insurance – primary products in the United States include term life and universal life insurance. The International Life business issues individual and group life insurance in the United Kingdom, and distributes private medical insurance in Ireland.
•Institutional Markets – consists of stable value wrap (“SVW”) products, structured settlement and PRT annuities, guaranteed investment contracts (“GICs”) and Corporate Markets products that include corporate- and bank-owned life insurance (“COLI-BOLI”), private placement variable universal life and private placement variable annuity products.
•Corporate and Other – consists primarily of:
–corporate expenses not attributable to our other segments;
–interest expense on financial debt;
–results of our consolidated investment entities;
–institutional asset management business, which includes managing assets for non-consolidated affiliates; and
–results of our legacy insurance lines ceded to Fortitude Re.
We evaluate segment performance based on adjusted revenues and adjusted pre-tax operating income (loss) (“APTOI”). Adjusted revenues are derived by excluding certain items from total revenues. APTOI is derived by excluding certain items from income from operations before income tax. These items generally fall into one or more of the following broad categories: legacy matters having no relevance to our current businesses or operating performance; adjustments to enhance transparency to the underlying economics of transactions; and adjustments that we believe to be common to the industry. Legal entities are attributed to each segment based upon the predominance of activity in that legal entity.
APTOI excludes the impact of the following items:
Fortitude-related adjustments:
The modco reinsurance agreements with Fortitude Re transfer the economics of the invested assets supporting the reinsurance agreements to Fortitude Re. Accordingly, the net investment income on Fortitude Re funds withheld assets and the net realized gains (losses) on Fortitude Re funds withheld assets are excluded from APTOI. Similarly, changes in the Fortitude Re funds withheld embedded derivative are also excluded from APTOI.
As a result of entering into the reinsurance agreements with Fortitude Re we recorded a loss which was primarily attributed to the write-off of DAC, VOBA and deferred cost of reinsurance assets. The total loss and the ongoing results associated with the reinsurance agreement with Fortitude Re have been excluded from APTOI as these are not indicative of our ongoing business operations.
Investment-related adjustments:
APTOI excludes “Net realized gains (losses)”, including changes in the allowance for credit losses on available for sale securities and loans, as well as gains or losses from sales of securities, except for gains (losses) related to the disposition of real estate investments. Net realized gains (losses), except for gains (losses) related to the disposition of real estate investments, are excluded as the timing of sales on invested assets or changes in allowances depend largely on market credit cycles and can vary considerably across periods. In addition, changes in interest rates may create opportunistic scenarios to buy or sell invested assets. Our derivative results, including those used to economically hedge insurance liabilities or are recognized as embedded derivatives at fair value are also included in net realized gains (losses) and are similarly excluded from APTOI except earned income (periodic settlements and changes in settlement accruals) on derivative instruments used for non-qualifying (economic) hedges or for asset replication. Earned income on such economic hedges is reclassified from net realized gains and losses to specific APTOI line items based on the economic risk being hedged (e.g., net investment income and interest credited to policyholder account balances).
Prior to the adoption of LDTI effective January 1, 2021, our investment-oriented contracts, such as universal life insurance, and fixed, fixed index and variable annuities, were also impacted by net realized gains (losses), and these secondary impacts were also excluded from APTOI. Specifically, the changes in benefit reserves and DAC, VOBA and DSI assets related to net realized gains (losses) were excluded from APTOI.
Variable, Fixed Index Annuities and Index Universal Life Insurance Products Adjustments:
Prior to the adoption of LDTI effective January 1, 2021, certain of our variable annuity contracts and fixed index annuity contracts contained GMWBs and were accounted for as embedded derivatives. Fixed index annuity contracts contain indexed interest credits which are accounted for as embedded derivatives, and our index universal life products also contain embedded derivatives. Changes in the fair value of these embedded derivatives, including rider fees attributed to the embedded derivatives are recorded through "Net realized gains (losses)" and are excluded from APTOI.
Changes in the fair value of securities used to hedge these guaranteed living benefits are excluded from APTOI.
Market Risk Benefits adjustments:
Subsequent to the adoption of LDTI effective January 1, 2021, certain of our variable annuity, fixed annuity and fixed index annuity contracts contain guaranteed minimum withdrawal benefits (“GMWBs”) and/or guaranteed minimum death benefits (“GMDBs”) which are accounted for as MRBs. Changes in the fair value of these MRBs (excluding changes related to our own credit risk), including certain rider fees attributed to the MRBs, along with changes in the fair value of derivatives used to hedge MRBs are recorded through “Change in the fair value of MRBs, net” and are excluded from APTOI.
Changes in the fair value of securities used to economically hedge MRBs are excluded from APTOI.
Other adjustments:
Other adjustments represent all other adjustments that are excluded from APTOI and includes the net pre-tax operating income (losses) from noncontrolling interests related to consolidated investment entities. The excluded adjustments include, as applicable:
•restructuring and other costs related to initiatives designed to reduce operating expenses, improve efficiency and simplify our organization;
•non-recurring costs associated with the implementation of non-ordinary course legal or regulatory changes or changes to accounting principles;
•separation costs;
•non-operating litigation reserves and settlements;
•loss (gain) on extinguishment of debt;
•losses from the impairment of goodwill; and
•income and loss from divested or run-off business.
The following table presents Corebridge’s operations by segment:

(in millions)	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate & Other	Eliminations	Total Corebridge	Adjustments	Total Consolidated
Year Ended December 31, 2022
Premiums	$235	$19	$1,864	$2,913	$82	$—	$5,113	$(22)	$5,091
Policy fees	741	415	1,564	194	—	—	2,914	—	2,914
Net investment income(a)	3,888	2,000	1,389	1,049	473	(41)	8,758	818	9,576
Net realized gains (losses)(a)(b)	—	—	—	—	170	—	170	5,921	6,091
Advisory fee and other income	451	305	121	2	121	—	1,000	25	1,025
Total adjusted revenues	5,315	2,739	4,938	4,158	846	(41)	17,955	6,742	24,697
Policyholder benefits	285	35	3,010	3,404	—	—	6,734	(14)	6,720
Change in the fair value of market risk benefits, net	—	—	—	—	—	—	—	(958)	(958)
Interest credited to policyholder account balances	1,916	1,147	342	320	—	—	3,725	7	3,732
Amortization of deferred policy acquisition costs	523	80	410	7	—	—	1,020	—	1,020
Non-deferrable insurance commissions	351	123	72	20	2	—	568	—	568
Advisory fee expenses	141	124	1	—	—	—	266	—	266
General operating expenses	426	447	656	73	384	(2)	1,984	339	2,323
Interest expense	—	—	—	—	535	(51)	484	50	534
Net (gain) loss on divestitures	—	—	—	—	—	—	—	1	1
Total benefits and expenses	3,642	1,956	4,491	3,824	921	(53)	14,781	(575)	14,206
Noncontrolling interests	—	—	—	—	(320)	—	(320)
Adjusted pre-tax operating income (loss)	$1,673	$783	$447	$334	$(395)	$12	$2,854
Adjustments to:
Total revenue							6,742
Total expenses							(575)
Noncontrolling interests							320
Income before income tax (benefit)							$10,491		$10,491

Year Ended December 31, 2021
Premiums	$195	$22	$1,586	$3,774	$86	$—	$5,663	$(10)	$5,653
Policy fees	797	480	1,541	187	—	—	3,005	—	3,005
Net investment income(a)	4,334	2,413	1,621	1,155	443	(49)	9,917	1,755	11,672
Net realized gains (losses)(a)(b)	—	—	—	—	701	—	701	1,051	1,752
Advisory fee and other income	592	337	110	2	134	—	1,175	—	1,175
Total adjusted revenues	5,918	3,252	4,858	5,118	1,364	(49)	20,461	2,796	23,257
Policyholder benefits	317	31	2,842	4,183	—	—	7,373	14	7,387
Change in the fair value of market risk benefits, net	—	—	—	—	—	—	—	(447)	(447)
Interest credited to policyholder account balances	1,793	1,159	354	274	—	—	3,580	(18)	3,562
Amortization of deferred policy acquisition costs	451	78	416	6	—	—	951	—	951
Non-deferrable insurance commissions	396	122	80	22	3	—	623	—	623
Advisory fee expenses	189	133	—	—	—	—	322	—	322
General operating expenses	437	445	682	77	375	—	2,016	88	2,104
Interest expense	46	35	25	9	286	(47)	354	35	389
Loss on extinguishment of debt	—	—	—	—	—	—	—	219	219
Net (gain) loss on divestitures	—	—	—	—	—	—	—	(3,081)	(3,081)
Net (gain) loss on Fortitude Re transactions	—	—	—	—	—	—	—	(26)	(26)
Total benefits and expenses	3,629	2,003	4,399	4,571	664	(47)	15,219	(3,216)	12,003
Noncontrolling interests	—	—	—	—	(861)	—	(861)
Adjusted pre-tax operating income (loss)	$2,289	$1,249	$459	$547	$(161)	$(2)	$4,381
Adjustments to:
Total revenue							2,796
Total expenses							(3,216)
Noncontrolling interests							861
Income before income tax (benefit)							$11,254		$11,254

(in millions)	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate & Other	Eliminations	Total Corebridge	Adjustments	Total Consolidated
Year Ended December 31, 2020
Premiums	$151	$19	$1,526	$2,564	$74	$—	$4,334	$7	$4,341
Policy fees	861	443	1,384	186	—	—	2,874	—	2,874
Net investment income(a)	4,105	2,213	1,532	931	346	(43)	9,084	1,432	10,516
Net realized gains (losses)(a)(b)	—	—	—	—	54	—	54	(3,795)	(3,741)
Advisory fee and other income	571	272	94	1	122	—	1,060	12	1,072
Total adjusted revenues	5,688	2,947	4,536	3,682	596	(43)	17,406	(2,344)	15,062
Policyholder benefits	411	74	3,219	2,886	—	—	6,590	12	6,602
Interest credited to policyholder account balances	1,751	1,125	373	303	—	—	3,552	(24)	3,528
Amortization of deferred policy acquisition costs	556	15	25	5	—	—	601	(58)	543
Non-deferrable insurance commissions	334	117	119	31	3	—	604	—	604
Advisory fee expenses	205	111	—	—	—	—	316	—	316
General operating expenses	427	488	624	79	309	(7)	1,920	107	2,027
Interest expense	62	42	30	11	324	(34)	435	55	490
Loss on extinguishment of debt	—	—	—	—	—	—	—	10	10
Net (gain) loss on Fortitude Re transactions	—	—	—	—	—	—	—	91	91
Total benefits and expenses	3,746	1,972	4,390	3,315	636	(41)	14,018	193	14,211
Noncontrolling interests	—	—	—	—	(194)	—	(194)
Adjusted pre-tax operating income (loss)	$1,942	$975	$146	$367	$(234)	$(2)	$3,194
Adjustments to:
Total revenue							(2,344)
Total expenses							193
Noncontrolling interests							194
Income before income tax (benefit)							$851		$851
(a) Adjustments include Fortitude Re activity of and $6,841 million, $2,012 million and $(1,549) million for the years ended December 31, 2022 ,2021 and 2020, respectively.
(b) Net realized gains (losses) includes the gains (losses) related to the disposition of real estate investments.
Corebridge does not report total assets by segment, as we do not use this metric to allocate resources or evaluate segment performance.
The following table presents Corebridge’s consolidated total revenues and real estate and other fixed assets, net of accumulated depreciation, by major geographic area:

	Total Revenues*			Real Estate and Other Fixed Assets, Net of Accumulated Depreciation
(in millions)	2022	2021	2020	2022	2021	2020
North America	$24,160	$22,733	$14,642	$404	$286	$364
International	537	524	420	36	37	39
Consolidated	$24,697	$23,257	$15,062	$440	$323	$403
*    Revenues are generally reported according to the geographic location of the legal entity. International revenues consist of revenues from Laya and AIG Life (United Kingdom).